China Unicom (Hong Kong) Limited (Parent Company)	12 Months Ended
Dec. 31, 2017
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China Unicom (Hong Kong) Limited (Parent Company)
45.	CHINA UNICOM (HONG KONG) LIMITED (PARENT COMPANY)

Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

As of December 31, 2016 and 2017, RMB28,827 million and RMB28,877 million (US$4,438 million) were appropriated from retained earnings and set aside for the statutory reserve by the Company’s PRC subsidiaries, respectively.

As a result of these PRC laws and regulations, the Company’s subsidiaries in the PRC are restricted in its ability to transfer a portion of its net assets to either in the form of dividends, loans or advances, which consisted of registered capital and statutory reserves that amounted to RMB196,644 million and RMB252,350 million (US$38,785 million) as of December 31, 2016 and 2017, respectively.

Condensed Statement of financial position

	As of December 31
	2016	2017	2017
	RMB	RMB	US$
ASSETS
Non-current assets
Property, plant and equipment	10	5	1
Investments in subsidiaries	159,815	234,768	36,083
Loan to a subsidiary	32,602	22,832	3,509
Financial assets at fair value through other comprehensive Income	4,138	4,070	626

	196,565	261,675	40,219

Current assets
Loan to subsidiaries	2,467	202	31
Amounts due from subsidiaries	5,729	2,510	386
Dividend receivable	16,158	2,712	417
Prepayments and other current assets	6	60	9
Short-term bank deposits	—	3,091	475
Cash and cash equivalents	1,443	1,229	189

	25,803	9,804	1,507

Total assets	222,368	271,479	41,726

EQUITY
Equity attributable to equity shareholders of the Company
Share capital	179,102	254,056	39,048
Reserves	(6,448)	(6,516)	(1,002)
Retained profits
- Proposed final dividend	—	1,591	244
- Others	7,869	7,184	1,105

Total equity	180,523	256,315	39,395

LIABILITIES
Current liabilities
Short-term bank loans	29,331	12,694	1,951
Accounts payable and accrued liabilities	211	160	25
Loan from immediate holding company	—	435	67
Loans from subsidiaries	970	928	143
Amounts due to subsidiaries	6,385	—	—
Taxes payable	29	27	4
Dividend payable	920	920	141
Current portion of promissory notes	3,999	—	—

	41,845	15,164	2,331

Total liabilities	41,845	15,164	2,331

Total equity and liabilities	222,368	271,479	41,726

Net current liabilities	(16,042)	(5,360)	(824)

Total assets less current liabilities	180,523	256,315	39,395

Condensed Statements of Comprehensive Income

	Year ended December 31
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Revenue	—	6	6	1
Dividend income	7,226	371	1,441	221
General and administrative expenses	(52)	(63)	(67)	(10)
Interest income	1,387	1,250	1,192	183
Finance costs	(2,980)	(718)	(1,647)	(253)
Other income-net	67	1,060	1	—

Income before income tax	5,648	1,906	926	142
Income tax expenses	(36)	(36)	(20)	(3)

Net income	5,612	1,870	906	139
Other comprehensive income:
Change in fair value of financial assets through other comprehensive income-net	(2,172)	(531)	(68)	(10)

Total comprehensive income for the year	3,440	1,339	838	129

Condensed Statements of Cash Flows

	Year ended December 31
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net cash outflow from operating activities	(56)	(85)	(86)	(13)
Net cash inflow from investing activities	24,613	537	(66,865)	(10,277)
Net cash (outflow)/inflow from financing activities	(25,829)	266	66,682	10,249
- Dividend paid to equity shareholders of the Company	(4,643)	(1,005)	—	—

Net (decrease)/increase in cash and cash equivalents	(1,272)	718	(269)	(41)
Cash and cash equivalents at beginning of year	1,852	657	1,443	222
Effect of changes in foreign exchange rate	77	68	55	8

Cash and cash equivalents at end of year	657	1,443	1,229	189